Goodwill - Schedule of Goodwill (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Goodwill [Abstract]
Balance at beginning of the year
Addition	20,129,846	2,586,287
Impairment of goodwill	(11,773,403)	(1,512,649)
Balance at end of the year	$ 8,356,443	$ 1,073,638